PORTFOLIO OF INVESTMENTS – as of December 31, 2021 (Unaudited)

Loomis Sayles Institutional High Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 78.1% of Net Assets
Non-Convertible Bonds – 71.7%
	ABS Home Equity – 0.1%
$ 325,000	VOLT XCVI LLC, Series 2021-NPL5, Class A2, 4.826%, 3/27/2051, 144A(a)	$321,788

	ABS Other – 0.2%
367,640	Business Jet Securities LLC, Series 2021-1A, Class C, 5.067%, 4/15/2036, 144A	363,905
480,131	Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class D, 3.170%, 11/20/2037, 144A	478,330

		842,235

	Aerospace & Defense – 2.9%
1,775,000	Bombardier, Inc., 7.125%, 6/15/2026, 144A	1,841,403
530,000	Bombardier, Inc., 7.875%, 4/15/2027, 144A	549,663
115,000	Embraer Netherlands Finance BV, 5.400%, 2/01/2027	119,744
1,072,000	Leonardo U.S. Holdings, Inc., 6.250%, 1/15/2040, 144A	1,245,557
2,209,000	Leonardo U.S. Holdings, Inc., 7.375%, 7/15/2039, 144A	2,880,448
1,895,000	Spirit AeroSystems, Inc., 4.600%, 6/15/2028	1,899,737
770,000	TransDigm, Inc., 4.875%, 5/01/2029	773,311
770,000	TransDigm, Inc., 5.500%, 11/15/2027	793,100
55,000	TransDigm, Inc., 7.500%, 3/15/2027	57,475
385,000	Triumph Group, Inc., 6.250%, 9/15/2024, 144A	387,406

		10,547,844

	Airlines – 1.8%
80,000	American Airlines Group, Inc., 3.750%, 3/01/2025, 144A	74,800
491,314	American Airlines Pass Through Trust, Series 2016-3, Class B, 3.750%, 4/15/2027	464,601
1,382,715	American Airlines Pass Through Trust, Series 2017-2, Class B, 3.700%, 4/15/2027	1,333,350
790,000	American Airlines, Inc., 11.750%, 7/15/2025, 144A	974,662
910,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.500%, 4/20/2026, 144A	946,286
1,030,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.750%, 4/20/2029, 144A	1,100,782
740,000	Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.750%, 1/20/2026, 144A	774,225
315,000	United Airlines, Inc., 4.375%, 4/15/2026, 144A	328,462

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Airlines – continued
$ 475,000	United Airlines, Inc., 4.625%, 4/15/2029, 144A	$489,844

		6,487,012

	Automotive – 1.2%
185,000	Dana, Inc., 4.250%, 9/01/2030	187,544
795,000	Ford Motor Co., 3.250%, 2/12/2032	814,080
1,110,000	General Motors Financial Co., Inc., Series A, (fixed rate to 9/30/2027, variable rate thereafter), 5.750%(b)	1,187,700
1,080,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	1,236,233
550,000	Jaguar Land Rover Automotive PLC, 5.500%, 7/15/2029, 144A	550,591
270,000	Real Hero Merger Sub 2, Inc., 6.250%, 2/01/2029, 144A	269,579
265,000	Wheel Pros, Inc., 6.500%, 5/15/2029, 144A	254,400

		4,500,127

	Banking – 0.6%
200,000	Deutsche Bank AG, (fixed rate to 10/14/2030, variable rate thereafter), 3.729%, 1/14/2032	204,464
1,345,000	Deutsche Bank AG, (fixed rate to 12/01/2027, variable rate thereafter), 4.875%, 12/01/2032	1,453,230
405,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035, 144A	441,260

		2,098,954

	Brokerage – 0.2%
185,000	Coinbase Global, Inc., 3.625%, 10/01/2031, 144A	170,200
400,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.000%, 8/15/2028, 144A	410,000

		580,200

	Building Materials – 2.0%
515,000	Builders FirstSource, Inc., 4.250%, 2/01/2032, 144A	533,128
2,795,000	Cemex SAB de CV, 3.875%, 7/11/2031, 144A	2,784,742
425,000	Cemex SAB de CV, (fixed rate to 6/08/2026, variable rate thereafter), 5.125%, 144A(b)	439,875
1,265,000	Foundation Building Materials, Inc., 6.000%, 3/01/2029, 144A	1,242,863
540,000	LBM Acquisition LLC, 6.250%, 1/15/2029, 144A	533,925
565,000	Park River Holdings, Inc., 5.625%, 2/01/2029, 144A	539,575

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Building Materials – continued
$ 385,000	Patrick Industries, Inc., 4.750%, 5/01/2029, 144A	$383,075
315,000	Standard Industries, Inc., 4.375%, 7/15/2030, 144A	321,459
525,000	Victors Merger Corp., 6.375%, 5/15/2029, 144A	493,500

		7,272,142

	Cable Satellite – 5.8%
4,715,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 2/01/2031, 144A	4,765,262
620,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 1/15/2034, 144A	609,973
3,685,000	CSC Holdings LLC, 4.500%, 11/15/2031, 144A	3,638,937
3,645,000	CSC Holdings LLC, 4.625%, 12/01/2030, 144A	3,449,081
265,000	CSC Holdings LLC, 5.000%, 11/15/2031, 144A	255,394
370,000	CSC Holdings LLC, 5.375%, 2/01/2028, 144A	383,087
1,730,000	DIRECTV Financing LLC/DIRECTV Financing Co-Obligor, Inc., 5.875%, 8/15/2027, 144A	1,771,018
3,375,000	DISH DBS Corp., 7.750%, 7/01/2026	3,560,625
1,164,717	Ligado Networks LLC, 15.500% PIK, 11/01/2023, 144A(c)	946,437
361,999	Ligado Networks LLC, 17.500% PIK, 5/01/2024, 144A(c)	164,594
385,000	Telesat Canada/Telesat LLC, 5.625%, 12/06/2026, 144A	361,554
955,000	UPC Broadband Finco B.V., 4.875%, 7/15/2031, 144A	974,100

		20,880,062

	Chemicals – 2.5%
200,000	Braskem Netherlands Finance BV, 4.500%, 1/31/2030, 144A	212,700
575,000	Braskem Netherlands Finance BV, 5.875%, 1/31/2050, 144A	662,688
150,000	Consolidated Energy Finance S.A., 5.625%, 10/15/2028, 144A	146,625
380,000	Consolidated Energy Finance S.A., 6.500%, 5/15/2026, 144A	387,125
245,000	Diamond BC BV, 4.625%, 10/01/2029, 144A	243,006
4,738,000	Hercules LLC, 6.500%, 6/30/2029	5,307,602
295,000	Herens Holdco S.a.r.l., 4.750%, 5/15/2028, 144A	289,100
240,000	INEOS Quattro Finance 2 PLC, 3.375%, 1/15/2026, 144A	240,876

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Chemicals – continued
$ 665,000	Olympus Water U.S. Holding Corp., 4.250%, 10/01/2028, 144A	$661,263
265,000	Olympus Water U.S. Holding Corp., 6.250%, 10/01/2029, 144A	258,375
455,000	Unifrax Escrow Issuer Corp., 5.250%, 9/30/2028, 144A	459,891

		8,869,251

	Construction Machinery – 0.2%
215,000	Ritchie Bros Holdings, Inc., 4.750%, 12/15/2031, 144A	224,327
380,000	Titan International, Inc., 7.000%, 4/30/2028	404,700

		629,027

	Consumer Cyclical Services – 2.5%
1,530,000	ADT Security Corp. (The), 4.125%, 8/01/2029, 144A	1,507,050
450,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.000%, 6/01/2029, 144A	437,625
1,740,000	Realogy Group LLC/Realogy Co-Issuer Corp., 5.750%, 1/15/2029, 144A	1,783,500
747,000	Terminix Co. LLC (The), 7.450%, 8/15/2027	933,750
195,000	TKC Holdings, Inc., 10.500%, 5/15/2029, 144A	210,600
3,815,000	Uber Technologies, Inc., 6.250%, 1/15/2028, 144A	4,095,403

		8,967,928

	Consumer Products – 0.3%
65,000	Coty, Inc., 6.500%, 4/15/2026, 144A	67,031
750,000	Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 4.750%, 1/15/2029, 144A	762,188
415,000	Tempur Sealy International, Inc., 3.875%, 10/15/2031, 144A	415,784

		1,245,003

	Diversified Manufacturing – 0.2%
385,000	Madison IAQ LLC, 5.875%, 6/30/2029, 144A	385,000
365,000	Resideo Funding, Inc., 4.000%, 9/01/2029, 144A	358,059

		743,059

	Electric – 0.9%
2,520,000	Calpine Corp., 5.125%, 3/15/2028	2,558,203
945,000	Talen Energy Supply LLC, 7.625%, 6/01/2028, 144A	841,145

		3,399,348

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Finance Companies – 4.7%
$ 1,000,000	AGFC Capital Trust I, 3-month LIBOR + 1.750%, 1.874%, 1/15/2067, 144A(d)(e)(f)	$600,000
210,000	Aircastle Ltd., (fixed rate to 6/15/2026, variable rate thereafter), 5.250%, 144A(b)	214,200
1,095,000	Cobra AcquisitionCo LLC, 6.375%, 11/01/2029, 144A	1,081,312
320,000	Fortress Transportation & Infrastructure Investors LLC, 5.500%, 5/01/2028, 144A	326,112
1,240,000	Freedom Mortgage Corp., 7.625%, 5/01/2026	1,266,362
895,000	General Motors Financial Co., Inc., Series B, (fixed rate to 9/30/2028, variable rate thereafter), 6.500%(b)	989,968
425,000	Global Aircraft Leasing Co. Ltd., 7.250% PIK or 6.500% Cash, 9/15/2024, 144A(g)	410,125
355,000	LFS Topco LLC, 5.875%, 10/15/2026, 144A	366,538
985,000	Midcap Financial Issuer Trust, 6.500%, 5/01/2028, 144A	1,026,863
4,010,000	Navient Corp., MTN, 5.625%, 8/01/2033	3,819,545
1,870,000	OneMain Finance Corp., 4.000%, 9/15/2030	1,838,921
1,870,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.875%, 10/15/2026, 144A	1,855,975
480,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029, 144A	481,800
1,200,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031, 144A	1,218,000
1,250,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033, 144A	1,266,100

		16,761,821

	Financial Other – 2.6%
200,000	Agile Group Holdings Ltd., 5.500%, 4/21/2025	119,288
400,000	Agile Group Holdings Ltd., 6.050%, 10/13/2025	238,768
205,000	CFLD Cayman Investment Ltd., 6.920%, 6/16/2022(h)	55,674
200,000	CFLD Cayman Investment Ltd., 8.050%, 1/13/2025(h)	55,022
400,000	CFLD Cayman Investment Ltd., 8.750%, 9/28/2022(h)	105,000
810,000	China Aoyuan Group Ltd., 6.200%, 3/24/2026(e)(f)	157,642
405,000	China Evergrande Group, 8.750%, 6/28/2025(h)	60,710
200,000	China Evergrande Group, 9.500%, 4/11/2022(h)	31,450
200,000	Easy Tactic Ltd., 8.125%, 2/27/2023	74,596

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Financial Other – continued
$ 400,000	Easy Tactic Ltd., 11.750%, 8/02/2023	$148,932
3,645,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.375%, 2/01/2029	3,553,875
400,000	Kaisa Group Holdings Ltd., 9.375%, 6/30/2024(h)	105,208
200,000	Kaisa Group Holdings Ltd., 9.950%, 7/23/2025(h)	52,770
600,000	Kaisa Group Holdings Ltd., 11.250%, 4/16/2025(h)	157,362
610,000	Kaisa Group Holdings Ltd., 11.650%, 6/01/2026(h)	159,649
200,000	Kaisa Group Holdings Ltd., 11.700%, 11/11/2025(h)	52,450
210,000	KWG Group Holdings Ltd., 6.300%, 2/13/2026	149,205
1,230,000	Nationstar Mortgage Holdings, Inc., 5.500%, 8/15/2028, 144A	1,254,600
1,110,000	Nationstar Mortgage Holdings, Inc., 5.750%, 11/15/2031, 144A	1,104,450
205,000	Shimao Group Holdings Ltd., 3.450%, 1/11/2031	116,829
260,000	Shimao Group Holdings Ltd., 4.750%, 7/03/2022	186,984
200,000	Shimao Group Holdings Ltd., 5.200%, 1/16/2027	121,058
200,000	Shimao Group Holdings Ltd., 6.125%, 2/21/2024	128,242
200,000	Sunac China Holdings Ltd., 6.500%, 1/10/2025	126,500
405,000	Sunac China Holdings Ltd., 6.500%, 1/26/2026	256,158
265,000	Sunac China Holdings Ltd., 6.650%, 8/03/2024	169,868
200,000	Times China Holdings Ltd., 5.750%, 1/14/2027	135,078
405,000	Times China Holdings Ltd., 6.200%, 3/22/2026	276,186
920,000	Yuzhou Group Holdings Co. Ltd., 6.350%, 1/13/2027(e)(f)	257,453

		9,411,007

	Food & Beverage – 1.5%
1,960,000	MARB BondCo. PLC, 3.950%, 1/29/2031, 144A	1,871,820
440,000	Performance Food Group, Inc., 4.250%, 8/01/2029, 144A	436,506
1,480,000	Post Holdings, Inc., 4.500%, 9/15/2031, 144A	1,468,900
470,000	Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.625%, 3/01/2029, 144A	462,950

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Food & Beverage – continued
$ 575,000	Triton Water Holdings, Inc., 6.250%, 4/01/2029, 144A	$551,483
800,000	US Foods, Inc., 4.750%, 2/15/2029, 144A	813,000

		5,604,659

	Gaming – 2.2%
515,000	Boyd Gaming Corp., 4.750%, 6/15/2031, 144A	525,300
560,000	Caesars Entertainment, Inc., 4.625%, 10/15/2029, 144A	560,000
890,000	International Game Technology PLC, 5.250%, 1/15/2029, 144A	942,999
835,000	Melco Resorts Finance Ltd., 5.375%, 12/04/2029, 144A	809,950
200,000	Melco Resorts Finance Ltd., 5.750%, 7/21/2028, 144A	201,100
790,000	MGM China Holdings Ltd., 4.750%, 2/01/2027, 144A	782,511
350,000	Mohegan Gaming & Entertainment, 8.000%, 2/01/2026, 144A	367,461
335,000	Scientific Games International, Inc., 7.000%, 5/15/2028, 144A	356,775
480,000	Scientific Games International, Inc., 7.250%, 11/15/2029	535,200
1,090,000	Scientific Games International, Inc., 7.250%, 11/15/2029, 144A	1,215,350
700,000	Studio City Finance Ltd., 5.000%, 1/15/2029, 144A	626,500
965,000	Wynn Macau Ltd., 5.625%, 8/26/2028, 144A	893,576

		7,816,722

	Government Owned—No Guarantee – 0.2%
410,000	EcoPetrol S.A., 4.625%, 11/02/2031	398,602
39,600,000	Export-Import Bank of Korea, MTN, 6.750%, 8/09/2022, (INR)	536,612

		935,214

	Healthcare – 2.2%
300,000	AdaptHealth LLC, 5.125%, 3/01/2030, 144A	305,250
345,000	AHP Health Partners, Inc., 5.750%, 7/15/2029, 144A	341,550
735,000	CHS/Community Health Systems, Inc., 6.125%, 4/01/2030, 144A	727,150
780,000	CHS/Community Health Systems, Inc., 6.875%, 4/15/2029, 144A	794,625
358,000	HCA, Inc., 7.500%, 11/06/2033	513,730

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Healthcare – continued
$ 365,000	ModivCare Escrow Issuer, Inc., 5.000%, 10/01/2029, 144A	$372,760
630,000	Mozart Debt Merger Sub, Inc., 5.250%, 10/01/2029, 144A	638,593
995,000	MPH Acquisition Holdings LLC, 5.750%, 11/01/2028, 144A	946,245
1,830,000	Tenet Healthcare Corp., 4.375%, 1/15/2030, 144A	1,855,053
1,045,000	Tenet Healthcare Corp., 6.125%, 10/01/2028, 144A	1,103,739
410,000	U.S. Acute Care Solutions LLC, 6.375%, 3/01/2026, 144A	429,475

		8,028,170

	Home Construction – 0.6%
1,105,000	Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 6.250%, 9/15/2027, 144A	1,153,399
200,000	Central China Real Estate Ltd., 7.250%, 7/16/2024	125,788
200,000	Central China Real Estate Ltd., 7.250%, 8/13/2024	124,000
280,000	Central China Real Estate Ltd., 7.650%, 8/27/2023	184,307
200,000	Fantasia Holdings Group Co. Ltd., 11.875%, 6/01/2023(h)	46,980
115,000	Forestar Group, Inc., 3.850%, 5/15/2026, 144A	115,288
200,000	Yuzhou Group Holdings Co. Ltd., 7.700%, 2/20/2025	58,054
205,000	Yuzhou Group Holdings Co. Ltd., 7.850%, 8/12/2026	56,828
295,000	Zhenro Properties Group Ltd., 6.630%, 1/07/2026	189,440

		2,054,084

	Independent Energy – 6.2%
270,000	Antero Resources Corp., 5.375%, 3/01/2030, 144A	288,630
75,000	Apache Corp., 4.750%, 4/15/2043	82,390
590,000	Apache Corp., 5.350%, 7/01/2049	674,075
355,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 5.875%, 6/30/2029, 144A	341,577
654,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 9.000%, 11/01/2027, 144A	875,601
612,000	Baytex Energy Corp., 5.625%, 6/01/2024, 144A	612,000
185,000	California Resources Corp., 7.125%, 2/01/2026, 144A	192,193
820,000	Callon Petroleum Co., 8.000%, 8/01/2028, 144A	828,200

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Independent Energy – continued
$ 355,000	Centennial Resource Production LLC, 6.875%, 4/01/2027, 144A	$362,100
175,000	Chesapeake Energy Corp., 5.500%, 2/01/2026, 144A	184,187
455,000	Comstock Resources, Inc., 6.750%, 3/01/2029, 144A	493,493
655,000	Energean Israel Finance Ltd., 4.875%, 3/30/2026, 144A	649,269
345,000	Energean Israel Finance Ltd., 5.375%, 3/30/2028, 144A	339,825
238,000	Energy Ventures GoM LLC/EnVen Finance Corp., 11.750%, 4/15/2026, 144A	244,683
60,000	EQT Corp., 3.125%, 5/15/2026, 144A	61,592
125,000	EQT Corp., 3.625%, 5/15/2031, 144A	129,688
470,000	Independence Energy Finance LLC, 7.250%, 5/01/2026, 144A	488,212
185,000	Laredo Petroleum, Inc., 7.750%, 7/31/2029, 144A	180,375
700,000	Matador Resources Co., 5.875%, 9/15/2026	721,000
740,000	MEG Energy Corp., 5.875%, 2/01/2029, 144A	774,728
315,000	MEG Energy Corp., 7.125%, 2/01/2027, 144A	335,450
1,540,000	Mesquite Energy, Inc., 6.125%, 1/15/2023(e)(h)(i)(j)	102,872
510,000	Northern Oil & Gas, Inc., 8.125%, 3/01/2028, 144A	538,050
195,000	Oasis Petroleum, Inc., 6.375%, 6/01/2026, 144A	204,262
810,000	Occidental Petroleum Corp., 4.100%, 2/15/2047	793,800
470,000	Occidental Petroleum Corp., 4.200%, 3/15/2048	470,000
160,000	Occidental Petroleum Corp., 4.400%, 4/15/2046	164,000
600,000	Occidental Petroleum Corp., 6.600%, 3/15/2046	778,500
3,410,000	Occidental Petroleum Corp., 8.875%, 7/15/2030	4,598,931
345,000	PDC Energy, Inc., 5.750%, 5/15/2026	356,520
365,000	Penn Virginia Holdings LLC, 9.250%, 8/15/2026, 144A	378,687
430,000	Range Resources Corp., 4.875%, 5/15/2025	443,975
645,000	Range Resources Corp., 8.250%, 1/15/2029	719,175
350,000	SM Energy Co., 5.625%, 6/01/2025	352,625

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Independent Energy – continued
$ 605,000	SM Energy Co., 6.500%, 7/15/2028	$626,175
330,000	SM Energy Co., 6.750%, 9/15/2026	339,075
45,000	Southwestern Energy Co., 4.750%, 2/01/2032	47,390
830,000	Southwestern Energy Co., 5.375%, 2/01/2029	877,725
465,000	Southwestern Energy Co., 5.375%, 3/15/2030	498,238
365,000	Strathcona Resources Ltd., 6.875%, 8/01/2026, 144A	358,766
290,000	Tap Rock Resources LLC, 7.000%, 10/01/2026, 144A	301,600
395,000	Vine Energy Holdings LLC, 6.750%, 4/15/2029, 144A	428,575

		22,238,209

	Industrial Other – 0.2%
560,000	Brundage-Bone Concrete Pumping Holdings, Inc., 6.000%, 2/01/2026, 144A	582,400
200,000	CFLD Cayman Investment Ltd., 7.125%, 4/08/2022(h)	54,198

		636,598

	Leisure – 3.2%
260,000	AMC Entertainment Holdings, Inc., 10.500%, 4/15/2025, 144A	276,900
250,000	Boyne USA, Inc., 4.750%, 5/15/2029, 144A	257,500
2,465,000	Carnival Corp., 5.750%, 3/01/2027, 144A	2,465,000
405,000	Carnival Corp., 6.000%, 5/01/2029, 144A	402,975
390,000	Cinemark USA, Inc., 5.250%, 7/15/2028, 144A	380,250
525,000	Live Nation Entertainment, Inc., 3.750%, 1/15/2028, 144A	521,062
1,495,000	NCL Corp. Ltd., 5.875%, 3/15/2026, 144A	1,488,377
5,000	NCL Corp. Ltd., 5.875%, 3/15/2026	4,978
295,000	NCL Finance Ltd., 6.125%, 3/15/2028, 144A	290,575
465,000	Royal Caribbean Cruises Ltd., 3.700%, 3/15/2028	435,882
290,000	Royal Caribbean Cruises Ltd., 4.250%, 7/01/2026, 144A	280,893
2,755,000	Royal Caribbean Cruises Ltd., 5.500%, 4/01/2028, 144A	2,786,848
365,000	SeaWorld Parks & Entertainment, Inc., 5.250%, 8/15/2029, 144A	371,663

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Leisure – continued
$ 135,000	Viking Cruises Ltd., 5.875%, 9/15/2027, 144A	$128,547
1,015,000	Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/2029, 144A	1,013,731
335,000	VOC Escrow Ltd., 5.000%, 2/15/2028, 144A	331,650

		11,436,831

	Lodging – 1.3%
310,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, 4.875%, 7/01/2031, 144A	310,000
1,305,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, 5.000%, 6/01/2029, 144A	1,337,625
275,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029, 144A	276,793
1,175,000	Travel & Leisure Co., 4.500%, 12/01/2029, 144A	1,184,970
1,345,000	Travel & Leisure Co., 4.625%, 3/01/2030, 144A	1,351,725
170,000	Travel & Leisure Co., 6.000%, 4/01/2027	184,751

		4,645,864

	Media Entertainment – 2.8%
1,200,000	AMC Networks, Inc., 4.250%, 2/15/2029	1,192,500
895,000	Audacy Capital Corp., 6.750%, 3/31/2029, 144A	874,513
65,000	Clear Channel Outdoor Holdings, Inc., 7.500%, 6/01/2029, 144A	69,388
930,000	Clear Channel Outdoor Holdings, Inc., 7.750%, 4/15/2028, 144A	995,100
395,000	Deluxe Corp., 8.000%, 6/01/2029, 144A	412,775
665,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 5.375%, 8/15/2026, 144A	332,500
425,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 6.625%, 8/15/2027, 144A	119,000
1,290,000	Gray Escrow II, Inc., 5.375%, 11/15/2031, 144A	1,327,087
155,000	iHeartCommunications, Inc., 4.750%, 1/15/2028, 144A	157,189
170,000	Lions Gate Capital Holdings LLC, 5.500%, 4/15/2029, 144A	172,975
545,000	McGraw-Hill Education, Inc., 5.750%, 8/01/2028, 144A	539,550
545,000	McGraw-Hill Education, Inc., 8.000%, 8/01/2029, 144A	540,831
365,000	Midas OpCo Holdings LLC, 5.625%, 8/15/2029, 144A	373,519

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Media Entertainment – continued
$ 1,390,000	Netflix, Inc., 4.875%, 6/15/2030, 144A	$1,621,087
255,000	Playtika Holding Corp., 4.250%, 3/15/2029, 144A	249,900
370,000	Scripps Escrow II, Inc., 5.375%, 1/15/2031, 144A	376,013
590,000	Sinclair Television Group, Inc., 5.125%, 2/15/2027, 144A	572,300
225,000	Townsquare Media, Inc., 6.875%, 2/01/2026, 144A	238,781

		10,165,008

	Metals & Mining – 2.0%
370,000	Allegheny Technologies, Inc., 4.875%, 10/01/2029	370,370
380,000	Allegheny Technologies, Inc., 5.125%, 10/01/2031	382,850
415,000	Cia de Minas Buenaventura SAA, 5.500%, 7/23/2026, 144A	405,040
945,000	Cleveland-Cliffs, Inc., 4.625%, 3/01/2029, 144A	963,900
340,000	First Quantum Minerals Ltd., 6.875%, 3/01/2026, 144A	353,175
3,030,000	First Quantum Minerals Ltd., 6.875%, 10/15/2027, 144A	3,261,037
150,000	SunCoke Energy, Inc., 4.875%, 6/30/2029, 144A	149,250
585,000	United States Steel Corp., 6.650%, 6/01/2037	657,066
450,000	United States Steel Corp., 6.875%, 3/01/2029	484,313
170,000	Volcan Cia Minera SAA, 4.375%, 2/11/2026, 144A	163,838

		7,190,839

	Midstream – 1.9%
1,015,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.625%, 12/15/2025, 144A	1,075,900
885,000	Buckeye Partners LP, 4.500%, 3/01/2028, 144A	891,637
345,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.500%, 6/15/2031, 144A	360,094
530,000	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.000%, 2/01/2029, 144A	550,535
305,000	EQM Midstream Partners LP, 6.500%, 7/15/2048	370,576
475,000	Ferrellgas LP/Ferrellgas Finance Corp., 5.375%, 4/01/2026, 144A	458,375
470,000	Harvest Midstream I LP, 7.500%, 9/01/2028, 144A	502,900
460,000	Hess Midstream Operations LP, 4.250%, 2/15/2030, 144A	456,550

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Midstream – continued
$ 1,090,000	New Fortress Energy, Inc., 6.750%, 9/15/2025, 144A	$1,100,900
200,000	NGL Energy Partners LP/NGL Energy Finance Corp., 6.125%, 3/01/2025	171,000
495,000	NGL Energy Partners LP/NGL Energy Finance Corp., 7.500%, 11/01/2023	487,575
395,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.000%, 6/01/2031, 144A	399,444

		6,825,486

	Non-Agency Commercial Mortgage-Backed Securities – 2.1%
800,000	Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class D, 4.943%, 5/10/2047, 144A(a)	740,284
480,000	Commercial Mortgage Trust, Series 2012-CR3, Class B, 3.922%, 10/15/2045, 144A	475,114
165,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class E, 4.373%, 9/15/2037, 144A	146,817
205,000	GS Mortgage Securities Trust, Series 2011-GC5, Class C, 5.158%, 8/10/2044, 144A(a)	172,979
1,830,000	GS Mortgage Securities Trust, Series 2011-GC5, Class D, 5.158%, 8/10/2044, 144A(a)	882,975
425,000	GS Mortgage Securities Trust, Series 2014-GC22, Class D, 4.689%, 6/10/2047, 144A(a)	377,693
720,000	JPMBB Commercial Mortgage Securities Trust, Series 2013-C14, Class C, 4.548%, 8/15/2046(a)	685,638
180,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class C, 5.360%, 2/15/2046, 144A(a)	177,804
155,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-C8, Class C, 4.624%, 10/15/2045, 144A(a)	155,858
690,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-C8, Class D, 4.672%, 10/15/2045, 144A(a)	680,808
1,135,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class B, 4.351%, 8/15/2046(a)	817,881
530,000	Morgan Stanley Capital I Trust, Series 2012-C4, Class D, 5.412%, 3/15/2045, 144A(a)	501,060
475,000	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class C, 4.282%, 10/15/2030, 144A(a)	412,695
208,290	Starwood Retail Property Trust, Series 2014-STAR, Class A, 1-month LIBOR + 1.470%, 1.580%, 11/15/2027, 144A(d)	129,140
310,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class B, 4.322%, 8/15/2050	286,983
545,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class C, 4.458%, 8/15/2050	332,450
215,000	WFRBS Commercial Mortgage Trust, Series 2012-C10, Class C, 4.347%, 12/15/2045(a)	192,737
515,000	WFRBS Commercial Mortgage Trust, Series 2012-C7, Class D, 4.792%, 6/15/2045, 144A(a)	280,222
185,000	WFRBS Commercial Mortgage Trust, Series 2013-C15, Class C, 4.503%, 8/15/2046(a)	169,790

		7,618,928

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Oil Field Services – 1.0%
$ 250,000	Nabors Industries Ltd., 7.250%, 1/15/2026, 144A	$231,250
365,000	Nabors Industries, Inc., 7.375%, 5/15/2027, 144A	377,487
265,000	Precision Drilling Corp., 6.875%, 1/15/2029, 144A	270,093
40,000	Precision Drilling Corp., 7.125%, 1/15/2026, 144A	40,700
210,000	Solaris Midstream Holdings LLC, 7.625%, 4/01/2026, 144A	221,025
1,545,000	Transocean Poseidon Ltd., 6.875%, 2/01/2027, 144A	1,492,856
435,000	Transocean, Inc., 8.000%, 2/01/2027, 144A	313,200
195,000	Transocean, Inc., 11.500%, 1/30/2027, 144A	191,100
545,000	Weatherford International Ltd., 8.625%, 4/30/2030, 144A	565,792
64,000	Weatherford International Ltd., 11.000%, 12/01/2024, 144A	65,920

		3,769,423

	Packaging – 0.7%
1,375,000	ARD Finance S.A., 7.250% PIK or 6.500% Cash, 6/30/2027(k)	1,416,250
1,040,000	Mauser Packaging Solutions Holding Co., 7.250%, 4/15/2025	1,042,636

		2,458,886

	Pharmaceuticals – 3.2%
555,000	Bausch Health Cos., Inc., 5.000%, 1/30/2028, 144A	510,600
4,285,000	Bausch Health Cos., Inc., 5.250%, 2/15/2031, 144A	3,765,444
575,000	Endo Dac/Endo Finance LLC/Endo Finco, Inc., 6.000%, 6/30/2028, 144A	428,375
450,000	Endo Luxembourg Finance Co. I. S.a.r.l./Endo U.S., Inc., 6.125%, 4/01/2029, 144A	441,000
385,000	Grifols Escrow Issuer S.A., 4.750%, 10/15/2028, 144A	392,785
1,025,000	Organon & Co./Organon Foreign Debt Co-Issuer BV, 5.125%, 4/30/2031, 144A	1,070,797
450,000	Par Pharmaceutical, Inc., 7.500%, 4/01/2027, 144A	459,868
770,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	807,191
1,860,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	1,571,700
2,000,000	Teva Pharmaceutical Finance Netherlands III BV, 4.750%, 5/09/2027	1,981,740

		11,429,500

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Property & Casualty Insurance – 0.5%
$ 550,000	Acrisure LLC/Acrisure Finance, Inc., 6.000%, 8/01/2029, 144A	$543,125
605,000	AmWINS Group, Inc., 4.875%, 6/30/2029, 144A	611,050
385,000	BroadStreet Partners, Inc., 5.875%, 4/15/2029, 144A	378,263
1,920,000	MBIA Insurance Corp., 3-month LIBOR + 11.260%, 11.384%, 1/15/2033, 144A(d)(e)(i)(j)(l)	230,400

		1,762,838

	Refining – 0.1%
180,000	Calumet Specialty Products Partners LP/Calumet Finance Corp., 11.000%, 4/15/2025, 144A	194,175

	REITs - Hotels – 0.3%
45,000	Service Properties Trust, 3.950%, 1/15/2028	41,192
470,000	Service Properties Trust, 4.350%, 10/01/2024	460,603
135,000	Service Properties Trust, 4.500%, 6/15/2023	134,934
75,000	Service Properties Trust, 4.650%, 3/15/2024	74,063
60,000	Service Properties Trust, 4.750%, 10/01/2026	58,350
215,000	Service Properties Trust, 4.950%, 2/15/2027	208,550

		977,692

	REITs - Mortgage – 0.1%
230,000	Starwood Property Trust, Inc., 3.625%, 7/15/2026, 144A	228,850

	Restaurants – 0.2%
315,000	Bloomin’ Brands, Inc./OSI Restaurant Partners LLC, 5.125%, 4/15/2029, 144A	319,901
285,000	Papa John’s International, Inc., 3.875%, 9/15/2029, 144A	283,575

		603,476

	Retailers – 2.3%
585,000	Asbury Automotive Group, Inc., 4.625%, 11/15/2029, 144A	595,969
360,000	Asbury Automotive Group, Inc., 5.000%, 2/15/2032, 144A	373,572
225,000	At Home Group, Inc., 4.875%, 7/15/2028, 144A	221,625
415,000	At Home Group, Inc., 7.125%, 7/15/2029, 144A	407,738
1,410,000	Bath & Body Works, Inc., 5.250%, 2/01/2028	1,558,050

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Retailers – continued
$ 50,000	Carvana Co., 5.500%, 4/15/2027, 144A	$49,500
1,010,000	Carvana Co., 5.875%, 10/01/2028, 144A	1,010,980
275,000	Michaels Cos., Inc. (The), 7.875%, 5/01/2029, 144A	270,875
470,000	NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.125%, 4/01/2026, 144A	498,844
485,000	PetSmart, Inc./PetSmart Finance Corp., 4.750%, 2/15/2028, 144A	497,731
570,000	PetSmart, Inc./PetSmart Finance Corp., 7.750%, 2/15/2029, 144A	619,162
370,000	Rite Aid Corp., 7.500%, 7/01/2025, 144A	380,360
725,000	Sonic Automotive, Inc., 4.625%, 11/15/2029, 144A	731,887
480,000	Sonic Automotive, Inc., 4.875%, 11/15/2031, 144A	484,656
570,000	Victoria’s Secret & Co., 4.625%, 7/15/2029, 144A	581,645

		8,282,594

	Supermarkets – 0.1%
155,000	Safeway, Inc., 7.250%, 2/01/2031	182,548

	Supranational – 0.2%
45,600,000	International Finance Corp., 5.850%, 11/25/2022, (INR)	616,743

	Technology – 3.2%
600,000	Clarivate Science Holdings Corp., 4.875%, 7/01/2029, 144A	608,472
2,025,000	CommScope Technologies LLC, 5.000%, 3/15/2027, 144A	1,893,375
3,300,000	CommScope Technologies LLC, 5.000%, 3/15/2027	3,085,500
330,000	CommScope, Inc., 7.125%, 7/01/2028, 144A	324,225
225,000	Dun & Bradstreet Corp. (The), 5.000%, 12/15/2029, 144A	230,182
730,000	Elastic NV, 4.125%, 7/15/2029, 144A	722,247
1,485,000	Endure Digital, Inc., 6.000%, 2/15/2029, 144A	1,381,050
190,000	Everi Holdings, Inc., 5.000%, 7/15/2029, 144A	191,900
600,000	II-VI, Inc., 5.000%, 12/15/2029, 144A	612,732
925,000	Open Text Corp., 3.875%, 12/01/2029, 144A	936,563
710,000	Pitney Bowes, Inc., 6.875%, 3/15/2027, 144A	737,335

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Technology – continued
$ 690,000		Rocket Software, Inc., 6.500%, 2/15/2029, 144A	$673,164

			11,396,745

		Transportation Services – 0.1%
555,000		Hertz Corp. (The), 4.625%, 12/01/2026, 144A	558,469

		Treasuries – 0.8%
1,497	(††)	Brazil Notas do Tesouro Nacional, Series F, 10.000%, 1/01/2025, (BRL)	264,414
110,000	(†††)	Mexican Fixed Rate Bonds, Series M, 7.750%, 5/29/2031, (MXN)	543,051
310,000	(†††)	Mexican Fixed Rate Bonds, Series M-20, 7.500%, 6/03/2027, (MXN)	1,517,986
4,170,000		Republic of Brazil, 10.250%, 1/10/2028, (BRL)	727,145

			3,052,596

		Wireless – 2.0%
820,000		Altice France S.A., 5.125%, 7/15/2029, 144A	799,869
985,000		Altice France S.A., 5.500%, 10/15/2029, 144A	970,225
29,970,000		America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	1,455,797
445,000		IHS Holding Ltd., 5.625%, 11/29/2026, 144A	448,782
415,000		IHS Holding Ltd., 6.250%, 11/29/2028, 144A	420,187
600,000		IHS Netherlands Holdco BV, 8.000%, 9/18/2027, 144A	635,574
395,000		Kenbourne Invest S.A., 4.700%, 1/22/2028, 144A	386,429
200,000		Liquid Telecommunications Financing PLC, 5.500%, 9/04/2026, 144A	206,094
1,835,000		SoftBank Group Corp., 4.625%, 7/06/2028	1,782,767

			7,105,724

		Wirelines – 1.8%
1,180,000		Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	1,256,794
495,000		Embarq Corp., 7.995%, 6/01/2036	554,400
630,000		Iliad Holding SASU, 6.500%, 10/15/2026, 144A	661,960
1,235,000		Level 3 Financing, Inc., 3.750%, 7/15/2029, 144A	1,173,250
530,000		Lumen Technologies, Inc., 5.375%, 6/15/2029, 144A	530,000

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Wirelines – continued
$ 1,550,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	$1,669,048
650,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 4.750%, 4/15/2028, 144A	644,625

		6,490,077

	Total Non-Convertible Bonds (Identified Cost $261,418,056)	257,863,756
Convertible Bonds – 6.4%
	Airlines – 0.6%
315,000	JetBlue Airways Corp., 0.500%, 4/01/2026, 144A	293,649
1,490,000	Southwest Airlines Co., 1.250%, 5/01/2025	1,986,170

		2,279,819

	Cable Satellite – 1.8%
6,790,000	DISH Network Corp., 3.375%, 8/15/2026	6,427,095

	Consumer Cyclical Services – 0.3%
500,000	Peloton Interactive, Inc., Zero Coupon, 0.000%-1.734%, 2/15/2026, 144A(m)	423,750
590,000	Uber Technologies, Inc., Zero Coupon, 1.026%-1.922%, 12/15/2025(m)	583,492
85,000	Zillow Group, Inc., 1.375%, 9/01/2026	136,585

		1,143,827

	Gaming – 0.1%
175,000	Penn National Gaming, Inc., 2.750%, 5/15/2026	414,751

	Healthcare – 0.6%
2,325,000	Teladoc Health, Inc., 1.250%, 6/01/2027	2,117,203

	Leisure – 0.3%
910,000	NCL Corp. Ltd., 1.125%, 2/15/2027, 144A	855,163

	Media Entertainment – 0.5%
430,000	Bilibili, Inc., 0.500%, 12/01/2026, 144A	365,930
580,000	Twitter, Inc., Zero Coupon, 0.000%, 3/15/2026, 144A(n)	519,448
1,135,000	Zynga, Inc., Zero Coupon, 0.456%-1.992%, 12/15/2026(m)	1,035,791

		1,921,169

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Convertible Bonds – continued
	Pharmaceuticals – 1.5%
$ 440,000	BioMarin Pharmaceutical, Inc., 0.599%, 8/01/2024	$460,064
3,510,000	BioMarin Pharmaceutical, Inc., 1.250%, 5/15/2027	3,661,281
345,000	Ionis Pharmaceuticals, Inc., Zero Coupon, 0.000%, 4/01/2026, 144A(n)	303,393
705,000	Livongo Health, Inc., 0.875%, 6/01/2025	808,480

		5,233,218

	Technology – 0.7%
385,000	Nutanix, Inc., 0.250%, 10/01/2027, 144A	350,350
740,000	Palo Alto Networks, Inc., 0.375%, 6/01/2025	1,401,856
940,000	Splunk, Inc., 1.125%, 6/15/2027	876,550

		2,628,756

	Total Convertible Bonds (Identified Cost $24,114,039)	23,021,001

	Total Bonds and Notes (Identified Cost $285,532,095)	280,884,757

Senior Loans – 0.6%
	Airlines – 0.1%
412,881	United Airlines, Inc., 2021 Term Loan B, 3-month LIBOR + 3.750%, 4.500%, 4/21/2028(d)(o)	413,443

	Chemicals – 0.1%
486,555	Lonza Group AG, USD Term Loan B, 6-month LIBOR + 4.000%, 4.750%, 7/03/2028(d)(o)	485,893

	Independent Energy – 0.4%
1,247,000	Ascent Resources - Utica, 2020 Fixed 2nd Lien Term Loan, 3-month LIBOR + 9.000%, 10.000%, 11/01/2025(d)(p)	1,344,678

	Total Senior Loans (Identified Cost $2,140,411)	2,244,014

Collateralized Loan Obligations – 1.8%
920,000	AIG CLO Ltd., Series 2021-2A, Class E, 3-month LIBOR + 6.500%, 6.590%, 7/20/2034, 144A(d)	919,952
325,000	Battalion CLO XVI Ltd., Series 2019-16A, Class ER, 3-month LIBOR + 6.750%, 6.704%, 12/19/2032, 144A(d)(i)	325,000
730,000	NYACK Park CLO Ltd., Series 2021-1A, Class E, 3-month LIBOR + 6.100%, 6.224%, 10/20/2034, 144A(d)	729,872
730,000	Octagon Investment Partners 44 Ltd., Series 2019-1A, Class ER, 3-month LIBOR + 6.750%, 6.874%, 10/15/2034, 144A(d)	729,963
735,000	OHA Credit Funding 2 Ltd., Series 2019-2A, Class ER, 3-month LIBOR + 6.360%, 6.490%, 4/21/2034, 144A(d)	719,923
985,000	OHA Credit Funding 3 Ltd., Series 2019-3A, Class ER, 3-month LIBOR + 6.250%, 6.382%, 7/02/2035, 144A(d)	960,498

Principal Amount (‡)	Description	Value (†)
Collateralized Loan Obligations – continued
$470,000	Palmer Square CLO Ltd., Series 2021-3A, Class E, 3-month LIBOR + 6.150%, 6.383%, 1/15/2035, 144A(d)	$465,281
730,000	Palmer Square CLO Ltd., Series 2021-4A, Class E, 3-month LIBOR + 6.050%, 6.186%, 10/15/2034, 144A(d)	700,360
285,000	PPM CLO Ltd., Series 2021-5A, Class E, 3-month LIBOR + 6.500%, 6.619%, 10/18/2034, 144A(d)	282,134
445,000	Whetstone Park CLO Ltd., Series 2021-1A, Class E, 3-month LIBOR + 6.150%, 6.150%, 1/20/2035, 144A(d)	440,579

	Total Collateralized Loan Obligations (Identified Cost $6,347,576)	6,273,562

Shares
Common Stocks – 12.0%
	Aerospace & Defense – 0.4%
3,668	Lockheed Martin Corp.	1,303,644

	Air Freight & Logistics – 0.3%
5,416	United Parcel Service, Inc., Class B	1,160,865

	Beverages – 0.4%
21,930	Coca-Cola Co. (The)	1,298,475

	Biotechnology – 0.4%
10,011	AbbVie, Inc.	1,355,489

	Capital Markets – 0.6%
1,187	BlackRock, Inc.	1,086,770
11,560	Morgan Stanley	1,134,729

		2,221,499

	Chemicals – 0.3%
42,479	Hexion Holdings Corp., Class B(l)	1,189,412

	Communications Equipment – 0.4%
20,612	Cisco Systems, Inc.	1,306,182

	Electric Utilities – 0.7%
11,574	Duke Energy Corp.	1,214,113
13,556	NextEra Energy, Inc.	1,265,588

		2,479,701

	Food & Staples Retailing – 0.3%
7,829	Walmart, Inc.	1,132,778

	Health Care Equipment & Supplies – 0.3%
8,292	Abbott Laboratories	1,167,016

	Health Care Providers & Services – 0.5%
2,436	Anthem, Inc.	1,129,184
1,551	UnitedHealth Group, Inc.	778,819

		1,908,003

Shares	Description	Value (†)
Common Stocks – continued
	Hotels, Restaurants & Leisure – 0.3%
10,327	Starbucks Corp.	$1,207,949

	Household Products – 0.4%
7,893	Procter & Gamble Co. (The)	1,291,137

	IT Services – 0.5%
3,077	Accenture PLC, Class A	1,275,570
2,458	Automatic Data Processing, Inc.	606,094

		1,881,664

	Machinery – 0.6%
4,914	Cummins, Inc.	1,071,940
3,224	Deere & Co.	1,105,477

		2,177,417

	Media – 0.8%
63,952	Altice USA, Inc., Class A(l)	1,034,744
26,558	Comcast Corp., Class A	1,336,664
27,529	iHeartMedia, Inc., Class A(l)	579,210

		2,950,618

	Metals & Mining – 0.4%
21,775	Newmont Corp.	1,350,485

	Oil, Gas & Consumable Fuels – 0.8%
50,400	Battalion Oil Corp.(l)	493,920
10,916	Chevron Corp.	1,280,993
1,176	Frontera Energy Corp.(l)	9,520
6,353	Ranger Oil Corp., Class A(l)	171,023
1,508	Whiting Petroleum Corp.(l)	97,537
31,295	Williams Cos., Inc. (The)	814,922

		2,867,915

	Pharmaceuticals – 0.8%
16,092	Bristol-Myers Squibb Co.	1,003,336
6,461	Johnson & Johnson	1,105,284
11,433	Merck & Co., Inc.	876,225

		2,984,845

	Professional Services – 0.0%
357	Clarivate PLC(l)	8,397

	REITs - Diversified – 0.4%
4,229	American Tower Corp.	1,236,983

	Road & Rail – 0.3%
4,762	Union Pacific Corp.	1,199,691

	Semiconductors & Semiconductor Equipment – 0.4%
1,073	Broadcom, Inc.	713,985
3,542	Texas Instruments, Inc.	667,561

		1,381,546

Shares	Description	Value (†)
Common Stocks – continued
	Software – 0.3%
321	iQor Holdings, Inc.(e)(f)	$2,354
3,433	Microsoft Corp.	1,154,586

		1,156,940

	Specialty Retail – 0.2%
2,098	Home Depot, Inc. (The)	870,691

	Technology Hardware, Storage & Peripherals – 0.4%
8,068	Apple, Inc.	1,432,635

	Wireless Telecommunication Services – 0.8%
23,127	T-Mobile US, Inc.(l)	2,682,269

	Total Common Stocks (Identified Cost $46,285,655)	43,204,246

Preferred Stocks – 0.8%
Convertible Preferred Stocks – 0.6%
	Healthcare – 0.0%
1,418	Boston Scientific Corp., Series A, 5.500%	162,588

	Midstream – 0.1%
3,556	El Paso Energy Capital Trust I, 4.750%	179,898

	Technology – 0.2%
7,720	Clarivate PLC, Series A, 5.250%	701,439

	Wireless – 0.3%
1,140	2020 Cash Mandatory Exchangeable Trust, 5.250%, 144A(e)(f)	1,188,689

	Total Convertible Preferred Stocks (Identified Cost $2,415,375)	2,232,614

Non-Convertible Preferred Stocks – 0.2%
	Home Construction – 0.1%
21,265	Hovnanian Enterprises, Inc., 7.625%	489,095

	REITs - Warehouse/Industrials – 0.1%
3,363	Prologis, Inc., Series Q, 8.540%	205,816

	Total Non-Convertible Preferred Stocks (Identified Cost $192,799)	694,911

	Total Preferred Stocks (Identified Cost $2,608,174)	2,927,525

Exchange-Traded Funds – 3.9%
160,000	iShares® iBoxx $ High Yield Corporate Bond ETF (Identified Cost $14,047,744)	13,921,600

Principal Amount (‡)	Description	Value (†)
Short-Term Investments – 1.0%
$3,739,457	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2021 at 0.000% to be repurchased at $3,739,457 on 1/03/2022 collateralized by $3,158,300 U.S. Treasury Note, 1.250% due 7/15/2030 valued at $3,814,306 including accrued interest(q) (Identified Cost $3,739,457)	$3,739,457

	Total Investments – 98.2% (Identified Cost $360,701,112)	353,195,161
	Other assets less liabilities – 1.8%	6,386,509

	Net Assets – 100.0%	$359,581,670

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Senior loans and collateralized loan obligations are valued at bid prices supplied by an independent pricing service, if available.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans and collateralized loan obligations where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Fund’s pricing policies and procedures.

As of December 31, 2021, securities held by the Fund were fair valued as follows:

Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
$ 2,206,138	0.6%	$333,272	0.1%

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(††)	Amount shown represents units. One unit represents a principal amount of 1,000.
(†††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)

Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of December 31, 2021 is disclosed.

(b)	Perpetual bond with no specified maturity date.
(c)	Payment-in-kind security for which the issuer, at each interest payment date, makes interest payments in additional principal.
(d)	Variable rate security. Rate as of December 31, 2021 is disclosed.
(e)	Illiquid security.
(f)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At December 31, 2021, the value of these securities amounted to $2,206,138 or 0.6% of net assets.
(g)	Payment-in-kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal. No payments were made during the period.

(h)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(i)	Level 3 security. Value has been determined using significant unobservable inputs.
(j)	Fair valued by the Fund’s adviser. At December 31, 2021, the value of these securities amounted to $333,272 or 0.1% of net assets.
(k)

Payment-in-kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal. For the period ended December 31, 2021, interest payments were made in cash.

(l)	Non-income producing security.
(m)	Interest rate represents annualized yield at time of purchase; not a coupon rate. The Fund’s investment in this security is comprised of various lots with differing annualized yields.
(n)	Interest rate represents annualized yield at time of purchase; not a coupon rate.
(o)	Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark rate (LIBOR floor) of 0.75%, to which the spread is added.
(p)	Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark rate (LIBOR floor) of 1.00%, to which the spread is added.
(q)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2021, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

144A

All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2021, the value of Rule 144A holdings amounted to $184,472,491 or 51.3% of net assets.

ABS	Asset-Backed Securities
ETF	Exchange-Traded Fund
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts

BRL	Brazilian Real
INR	Indian Rupee
MXN	Mexican Peso

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2021, at value:

Asset Valuation Inputs

Description	Level 1	Level 2		Level 3		Total
Bonds and Notes
Non-Convertible Bonds
Independent Energy	$—	$22,135,337	$	102,872	(a)	$22,238,209
Property & Casualty Insurance	—	1,532,438		230,400	(a)	1,762,838
All Other Non-Convertible Bonds*	—	233,862,709		—		233,862,709

Total Non-Convertible Bonds	—	257,530,484		333,272		257,863,756

Convertible Bonds*	—	23,021,001		—		23,021,001

Total Bonds and Notes	—	280,551,485		333,272		280,884,757

Senior Loans*	—	2,244,014		—		2,244,014
Collateralized Loan Obligations	—	5,948,562		325,000	(b)	6,273,562
Common Stocks
Chemicals	—	1,189,412		—		1,189,412
Software	1,154,586	2,354		—		1,156,940
All Other Common Stocks*	40,857,894	—		—		40,857,894

Total Common Stocks	42,012,480	1,191,766		—		43,204,246

Preferred Stocks
Convertible Preferred Stocks
Wireless	—	1,188,689		—		1,188,689
All Other Convertible Preferred Stocks*	1,043,925	—		—		1,043,925

Total Convertible Preferred Stocks	1,043,925	1,188,689		—		2,232,614

Non-Convertible Preferred Stocks
Home Construction	489,095	—		—		489,095
REITs-Warehouse/Industrials	—	205,816		—		205,816

Total Non-Convertible Preferred Stocks	489,095	205,816		—		694,911

Total Preferred Stocks	1,533,020	1,394,505		—		2,927,525

Exchange-Traded Funds	13,921,600	—		—		13,921,600
Short-Term Investments	—	3,739,457		—		3,739,457

Total	$57,467,100	$295,069,789		$658,272		$353,195,161

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Fair valued by the Fund’s adviser.
(b)	Valued using broker-dealer bid prices.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. The Fund’s adviser may use internally developed models to validate broker-dealer bid prices that are only available from a single broker or market maker. Such securities are considered and classified as fair valued. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2021 and/or December 31, 2021:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2021	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2021	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2021
Bonds and Notes
Non-Convertible Bonds
Independent Energy	$61,600	$6,118	$—	35,154	$—	$—	$—	$—	$102,872	$35,154
Property & Casualty Insurance	331,200	2,523	—	(103,323)	—	—	—	—	230,400	(103,323)
Convertible Bonds
Oil Field Services	3,367,304	759	—	(127,527)	—	(3,240,536)	—	—	—	—
Collateralized Loan Obligations	1,744,972	—	—	—	325,000	—	—	(1,744,972)	325,000	—
Common Stocks
Energy Equipment & Serives	260,799	—	—	5,532,180	—	(5,792,979)	—	—	—	—
Oil, Gas & Consumable Fuels	1,269,619	—	—	(446,146)	—	(823,473)	—	—	—	—

Total	$7,035,494	$9,400	$—	$4,890,338	$325,000	$(9,856,988)	$—	$(1,744,972)	$658,272	$(68,169)

Debt securities valued at $1,744,972 were transferred from Level 3 to Level 2 during the period ended December 31, 2021. At September 30, 2021, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the securities. At December 31, 2021, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

Industry Summary at December 31, 2021 (Unaudited)

Cable Satellite	7.6%
Independent Energy	6.6
Pharmaceuticals	5.5
Finance Companies	4.7
Technology	4.1
Leisure	3.5
Media Entertainment	3.3
Aerospace & Defense	3.3
Chemicals	2.9
Healthcare	2.8
Consumer Cyclical Services	2.8
Financial Other	2.6
Airlines	2.5
Metals & Mining	2.4
Wireless	2.3
Retailers	2.3
Gaming	2.3
Non-Agency Commercial Mortgage-Backed Securities	2.1
Building Materials	2.0
Midstream	2.0
Other Investments, less than 2% each	23.9
Exchange-Traded Funds	3.9
Collateralized Loan Obligations	1.8
Short-Term Investments	1.0

Total Investments	98.2
Other assets less liabilities	1.8

Net Assets	100.0%